Segment Information - Schedule of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Other revenues	1,214	1,149	[1]	887	[1]
Cost of sales	(11,435)	(11,613)	[1]	(10,701)	[1]
Research and development expenses	(5,894)	(5,472)	[1]	(5,172)	[1]
Selling and general expenses	(9,859)	(10,072)	[1]	(9,478)	[1]
Share of profit/(loss) from investments accounted for using the equity method	499	85		136
Net income attributable to non-controlling interests	104	121	[1]	91	[1]
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales	24,685	25,173
Consumer Healthcare segment [member]
Disclosure of operating segments [line items]
Net sales	4,660	4,798		3,330
Vaccines [member]
Disclosure of operating segments [line items]
Net sales	5,118	5,101
New segment reporting model [member] | Pharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales	24,685	25,173
Other revenues	252	287
Cost of sales	(6,738)	(6,766)
Research and development expenses	(4,572)	(4,056)
Selling and general expenses	(5,431)	(5,649)
Other operating income and expenses	(37)	34
Share of profit/(loss) from investments accounted for using the equity method	425	212
Net income attributable to non-controlling interests	(96)	(110)
Business operating income	8,488	9,125
New segment reporting model [member] | Consumer Healthcare segment [member]
Disclosure of operating segments [line items]
Net sales	4,660	4,798
Cost of sales	(1,539)	(1,612)
Research and development expenses	(143)	(123)
Selling and general expenses	(1,534)	(1,645)
Other operating income and expenses	101	94
Share of profit/(loss) from investments accounted for using the equity method	1	1
Net income attributable to non-controlling interests	(10)	(15)
Business operating income	1,536	1,498
New segment reporting model [member] | Vaccines [member]
Disclosure of operating segments [line items]
Net sales	5,118	5,101
Other revenues	962	862
Cost of sales	(2,854)	(2,798)
Research and development expenses	(555)	(557)
Selling and general expenses	(710)	(728)
Other operating income and expenses	(4)	(107)
Share of profit/(loss) from investments accounted for using the equity method	(3)	1
Business operating income	1,954	1,774
New segment reporting model [member] | Other segment [member]
Disclosure of operating segments [line items]
Cost of sales	(190)	(271)
Research and development expenses	(624)	(736)
Selling and general expenses	(2,156)	(2,050)
Other operating income and expenses	(124)	(17)
Business operating income	(3,094)	(3,074)
New segment reporting model [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Net sales	34,463	35,072
Other revenues	1,214	1,149
Cost of sales	(11,321)	(11,447)
Research and development expenses	(5,894)	(5,472)
Selling and general expenses	(9,831)	(10,072)
Other operating income and expenses	(64)	4
Share of profit/(loss) from investments accounted for using the equity method	423	214
Net income attributable to non-controlling interests	(106)	(125)
Business operating income	€ 8,884	9,323
Previous segment reporting model [member] | Pharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales		29,971		29,232
Other revenues		287		274
Cost of sales		(8,630)		(8,348)
Research and development expenses		(4,835)		(4,618)
Selling and general expenses		(9,190)		(8,735)
Other operating income and expenses		180		(1)
Share of profit/(loss) from investments accounted for using the equity method		213		131
Net income attributable to non-controlling interests		(125)		(112)
Business operating income		7,871		7,823
Previous segment reporting model [member] | Vaccines [member]
Disclosure of operating segments [line items]
Net sales		5,101		4,577
Other revenues		862		613
Cost of sales		(2,817)		(2,353)
Research and development expenses		(637)		(554)
Selling and general expenses		(881)		(743)
Other operating income and expenses		(108)		(14)
Share of profit/(loss) from investments accounted for using the equity method		1		48
Net income attributable to non-controlling interests				(1)
Business operating income		1,521		1,573
Previous segment reporting model [member] | Other segment [member]
Disclosure of operating segments [line items]
Selling and general expenses		(1)
Other operating income and expenses		(68)		(112)
Business operating income		(69)		(112)
Previous segment reporting model [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Net sales		35,072		33,809
Other revenues		1,149		887
Cost of sales		(11,447)		(10,701)
Research and development expenses		(5,472)		(5,172)
Selling and general expenses		(10,072)		(9,478)
Other operating income and expenses		4		(127)
Share of profit/(loss) from investments accounted for using the equity method		214		179
Net income attributable to non-controlling interests		(125)		(113)
Business operating income		€ 9,323		€ 9,284

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).